EIP Growth and Income Fund		January 31, 2023
Schedule of Investments (unaudited)

Shares		Value
UNITED STATES COMMON STOCKS - 41.87%
	Energy - 23.84%
43,300	Archrock, Inc.	$429,103
5,200	Cactus, Inc. - Class A	281,372
14,400	Cheniere Energy, Inc.	2,200,176
400	Chevron Corp.	69,608
81,250	Clearway Energy, Inc. - Class A	2,604,063
73,970	DT Midstream, Inc.	4,043,200
23,799	Enbridge, Inc.	975,045
1,100	Enphase Energy, Inc. (a)	243,518
19,400	Exxon Mobil Corp.	2,250,594
23,100	Halliburton Co.	952,182
6,400	Helmerich & Payne, Inc.	310,016
89,920	Kinder Morgan, Inc.	1,645,536
1,800	Nabors Industries, Ltd. (a)	319,572
14,800	NOV, Inc.	361,712
19,012	ONEOK, Inc.	1,301,942
18,700	Patterson-UTI Energy, Inc.	314,160
28,280	Quanta Services, Inc.	4,303,933
20,800	Schlumberger NV	1,185,184
32,400	Targa Resources Corp.	2,430,648
44,709	The Williams Companies, Inc.	1,441,418
		27,662,982
	Utilities - 18.03%
16,010	Alliant Energy Corp.	865,020
16,915	American Electric Power Co., Inc.	1,589,333
100	American Water Works Co., Inc.	15,649
1,300	Atmos Energy Corp.	152,802
9,790	CenterPoint Energy, Inc.	294,875
2,960	CMS Energy Corp.	187,042
2,990	Constellation Energy Corp.	255,226
9,740	DTE Energy Co.	1,133,444
2,990	Duke Energy Corp.	306,326
24,300	Evergy, Inc.	1,522,395
14,620	Eversource Energy	1,203,665
17,270	Exelon Corp.	728,621
34,200	National Fuel Gas Co.	1,985,652
3,100	New Jersey Resources Corp.	154,752
13,861	NextEra Energy, Inc.	1,034,446
7,175	ONE Gas, Inc.	590,933
28,640	PPL Corp.	847,744
38,420	Public Service Enterprise Group, Inc.	2,379,351
5,300	Sempra Energy	849,749
58,800	The AES Corp.	1,611,708
30,390	The Southern Co.	2,056,795
6,040	WEC Energy Group, Inc.	567,700
8,590	Xcel Energy, Inc.	590,734
		20,923,962
	TOTAL UNITED STATES COMMON STOCKS (Cost $45,783,287)	48,586,944

MASTER LIMITED PARTNERSHIPS - 30.83%
	Consumer Cyclicals - 1.60%
72,488	Westlake Chemical Partners, LP	1,852,793

	Energy - 29.23%
59,974	Cheniere Energy Partners LP	3,272,781
561,100	Energy Transfer, LP	7,451,408
16,000	EnLink Midstream LLC (b)	203,520
188,334	Enterprise Products Partners, LP	4,821,351
96,660	Hess Midstream, LP - Class A (b)	2,984,861
5,910	Holly Energy Partners, LP	111,463
119,463	Magellan Midstream Partners, LP	6,379,324
65,500	MPLX, LP	2,287,260
36,380	NextEra Energy Partners, LP (b)	2,666,654
209,360	Plains GP Holdings, LP - Class A (b)	2,740,522
22,600	USA Compression Partners, LP	467,820
19,600	Western Midstream Partners, LP	529,592
		33,916,556
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $31,817,017)	35,769,349

CANADIAN COMMON STOCKS - 7.28%
	Energy - 2.47%
77,190	Keyera Corp.	1,760,713
25,493	TC Energy Corp.	1,099,768
		2,860,481
	Utilities - 4.81%
161,701	AltaGas, Ltd.	3,023,652
64,250	Atco, Ltd. - Class I	2,044,527
2,810	Canadian Utilities, Ltd. - Class A	78,098
7,700	Emera, Inc.	306,599
2,150	Fortis, Inc.	88,340
1,500	Northland Power, Inc.	40,292
		5,581,508
	TOTAL CANADIAN COMMON STOCKS (Cost $9,524,376)	8,441,989

BRITISH COMMON STOCKS - 5.41%
	Energy - 5.41%
93,100	BP PLC - ADR	3,373,013
49,300	Shell PLC - ADR	2,899,333
	TOTAL BRITISH COMMON STOCKS (Cost $5,374,298)	6,272,346

SPANISH COMMON STOCKS - 1.55%
	Energy - 0.72%
38,500	EDP Renovaveis SA	834,800
	Utilities - 0.83%
20,440	Iberdrola SA - ADR	960,680
	TOTAL SPANISH COMMON STOCKS (Cost $1,949,160)	1,795,480

FRENCH COMMON STOCKS - 1.45%
	Energy - 1.45%
27,200	TotalEnergies SE - ADR	1,687,488
	TOTAL FRENCH COMMON STOCKS (Cost $1,368,098)	1,687,488

ITALIAN COMMON STOCKS - 1.04%
	Utilities - 1.04%
207,156	Enel SpA - ADR	1,207,720
	TOTAL ITALIAN COMMON STOCKS (Cost $1,376,382)	1,207,720

DANISH COMMON STOCKS - 0.03%
	Energy - 0.03%
1,205	Orsted A/S - ADR	35,560
	TOTAL DANISH COMMON STOCKS (Cost $52,964)	35,560

Shares
SHORT TERM INVESTMENTS - 8.07%
	Money Market Funds - 8.07%
9,360,196	First American Treasury Obligations, Class Z,
	Effective Yield, 4.20% (c)	9,360,196
	Total Short Term Investments (Cost $9,360,196)	9,360,196

	Total Investments in Securities (Cost $106,605,778) - 97.53%	113,157,072
	Other Assets in Excess of Liabilities - 2.47%	2,866,890
	NET ASSETS - 100.00%	$116,023,962

Percentages are stated as a percentage of net assets.
(a)	Non-income producing security.
(b)	This security has elected to be treated as a corporation for U.S. federal income tax purposes.
(c)	Seven-day yield as of January 31, 2023.
ADR	American Depositary Receipt

Schedule of Total Return Swaps (unaudited)
For each of the following total return swaps the Fund receives the total return on reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly, the financing rate is the daily OBFR (Overnight Bank Funding Rate) + 90 basis points and there were no upfront premiums paid or received.

The amount of $1,210,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at January 31, 2023:

Long Total Return Equity Swaps	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)(2)
	American Water Works Co., Inc.
	05/22/2023	$44,027	$(293)
	Atmos Energy Corp.
	05/22/2023	417,057	12,353
	Cheniere Energy, Inc.
	05/22/2023	74,935	1,319
	Clearway Energy, Inc. - Class A
	05/22/2023	338,208	(5,526)
	DT Midstream, Inc.
	05/22/2023	322,258	(372)
Enbridge, Inc.
	05/22/2023	125,040	(2,366)
	Enterprise Products Partners, LP
	05/22/2023	2,617,853	50,394
IDACORP, Inc.
	05/22/2023	579,844	(8,505)
	Kinder Morgan, Inc.
	05/22/2023	67,188	(992)
	New Jersey Resources Corp.
	05/22/2023	447,846	(5,900)
PPL Corp.
	05/22/2023	45,885	(1,572)
Sempra Energy
	05/22/2023	807,232	(8,707)
	The Williams Companies, Inc.
	05/22/2023	110,469	(2,028)
	Total	$$5,997,842	$27,805

(1) The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2) Amounts include $39,890 of net dividends and financing costs.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)	January 31, 2023

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of January 31, 2023 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	01/31/2023	Price	Inputs	Inputs
ASSETS
United States Common Stock	$48,586,944	$48,586,944	$–	$–
Master Limited Partnerships	35,769,349	35,769,349	–	–
Canadian Common Stock	8,441,989	8,441,989	–	–
British Common Stock	6,272,346	6,272,346	–	–
Spanish Common Stock	1,795,480	1,795,480	–	–
French Common Stock	1,687,488	1,687,488	–	–
Italian Common Stock	1,207,720	1,207,720	–	–
Danish Common Stock	35,560	35,560	–	–
Short Term Investments	9,360,196	9,360,196	–	–
Other Financial Instruments*
Equity Contracts - Swaps	64,066	–	64,066	–
Total	$113,221,138	$113,157,072	$64,066	$–
LIABILITIES
Other Financial Instruments*
Equity Contracts - Swaps	(36,261)	–	(36,261)	–
Total	$(36,261)	$–	$(36,261)	$–

*Other Financial Instruments, such as swaps, are not reflected in the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund did not have any transfers in or out of Level 3 during the three months ended January 31, 2023. Transfers in and out of levels are recognized at market value at the end of the period.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.